Accounts Receivable, Net	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET
4.	ACCOUNTS RECEIVABLE, NET

Accounts receivable, net is comprised of the following:

	As of December 31,
	2024	2025	2025
	HK$	HK$	US$
Accounts receivable	25,125,372	29,606,430	3,803,840
Allowance for expected credit losses	(6,263,876)	(7,023,628)	(902,397)
Total	18,861,496	22,582,802	2,901,443

Movement of allowance for expected credit losses consists of the following:

	As of December 31,
	2024	2025	2025
	HK$	HK$	US$
Beginning balance	5,066,546	6,263,876	804,784
Addition	1,197,330	759,752	97,613
Ending balance	6,263,876	7,023,628	902,397